SCHEDULE OF PROPERTY AND EQUIPMENT ESTIMATED USEFUL LIVES (Details)	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Construction Equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment estimated useful life		10 years
Construction Equipment [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Property and equipment estimated useful life	5 years
Construction Equipment [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Property and equipment estimated useful life	10 years
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Property and equipment useful lives	The lesser of 10 years or the remaining life of the lease	The lesser of 10 years or the remaining life of the lease
Furniture and Fixtures [Member]
Property, Plant and Equipment [Line Items]
Property and equipment estimated useful life	5 years	5 years
Computers [Member]
Property, Plant and Equipment [Line Items]
Property and equipment estimated useful life	3 years	3 years
Vehicles [Member]
Property, Plant and Equipment [Line Items]
Property and equipment estimated useful life	10 years	10 years